Income taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes

16. Income taxes

The components of provisions for income tax (expense)/benefit for the periods presented were as follows:

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Current income tax expense/(benefit)	458	(5)
Deferred income tax expense/(benefit)	(5,859)	10,583
Income tax expense/(benefit)	(5,401)	10,578

The effective income tax rates for the six months ended June 30, 2025 and 2026 were 471.3% and (7.6%), respectively, compared with the PRC statutory income tax rate of 25.0%. The differences from the PRC statutory income tax rate for both periods were primarily attributable to differences in applicable tax rates across jurisdictions and additional deductions for qualified research and development expenses. For the six months ended June 30, 2026, the effective tax rate was also affected by additional valuation allowances recorded against deferred tax assets.

Deferred income tax assets and liabilities consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Deferred tax assets:
Accrued expenses and others	288	129
Inventory provision	35,313	32,204
Impairment on prepayments	72	70
Impairment of long-lived assets	47	46
Product warranty	57	—
Intercompany unrealized profit	4,506	4,640
Net operating loss carryforward	28,066	43,725
Total deferred tax assets before valuation allowance	68,349	80,814
Valuation allowance	(1,079)	(23,606)
Total deferred tax assets	67,270	57,208
Deferred tax liabilities:
Unrealized gain and accrued interest income on investments	(290)	(256)
Accelerated tax depreciation	(1,184)	(1,739)
Total deferred tax liabilities	(1,474)	(1,995)
Deferred tax assets, net	65,796	55,213

A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2025 and June 30, 2026, the valuation allowance was RMB1,079,000 and RMB23,606,000, respectively. The increase during the six months ended June 30, 2026 was primarily attributable to tax losses incurred by a PRC entity, for which the Group concluded that it was more likely than not that the related deferred tax assets would not be realized.

The Group evaluates uncertain tax positions in accordance with ASC 740. As of December 31, 2025 and June 30, 2026, the Group did not have any significant unrecognized uncertain tax positions.